CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Stockholders' deficit
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares issued	376,933,144	365,239,001	292,815,960
Common stock, shares outstanding	376,933,144	365,239,001	292,815,960
Series B Preferred Shares [Member]
Stockholders' deficit
Preferred stock, shares par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares designated	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000	1,000,000
Series A Preferred Shares [Member]
Stockholders' deficit
Preferred stock, shares par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares designated	3,500,000	3,500,000	3,500,000
Preferred stock, shares issued	769,895	781,132	788,270
Preferred stock, shares outstanding	769,895	781,132	788,270